Operating Segment Information - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Operating Segments [Line Items]
Revenue	$ 75,676,000	$ 57,264,000	$ 49,133,000
North America
Disclosure Of Operating Segments [Line Items]
Revenue	$ 75,676,000	$ 57,261,000	$ 48,104,000
Customer information	single customer	single customer	single customer